Property, plant and equipment (Tables)	12 Months Ended
Mar. 31, 2025
Property, plant and equipment [abstract]
Disclosure of Reconciliation of Property, Plant and Equipment

(EUR thousand)	As of March 31
	2025	2024
Gross carrying amount
Machinery, equipment, computers and IT equipment	23,646	28,552
Leasehold improvements	4,346	4,340
Right-of-use assets	62,463	47,391
Total Gross carrying amount	90,455	80,283
Accumulated depreciation and impairment
Machinery, equipment, computers and IT equipment	(15,111)	(22,131)
Leasehold improvements	(2,688)	(2,716)
Right-of-use assets	(27,384)	(23,402)
Total Accumulated depreciation and impairment	(45,183)	(48,249)

Total Property, plant and equipment	45,273	32,034
The below movement tables exclude the movements of right-of-use assets, which are presented and detailed in Note 14.

(EUR thousand)
	Machinery, equipment, computers and IT equipment	Leasehold Improvements	Total
Gross carrying amount
Opening balance as of April 1, 2024	28,552	4,340	32,892
Additions	6,116	692	6,808
Disposals	(10,748)	(712)	(11,460)
Reclassifications	(59)	14	(45)
Exchange differences	(203)	11	(192)
Closing balance as of March 31, 2025	23,646	4,346	27,992
Accumulated depreciation and impairment
Opening balance as of April 1, 2024	(22,131)	(2,716)	(24,847)
Depreciation charge for the year	(3,659)	(644)	(4,305)
Disposals	10,550	679	11,229
Exchange differences	129	(7)	122
Closing balance as of March 31, 2025	(15,111)	(2,688)	(17,799)

Net book value as of March 31, 2025	8,535	1,658	10,193

(EUR thousand)
	Machinery, equipment, computers and IT equipment	Leasehold Improvements	Total
Gross carrying amount
Opening balance as of April 1, 2023	30,301	4,535	34,836
Additions	3,779	407	4,186
Disposals	(4,803)	(1,016)	(5,819)
Reclassifications	(458)	457	(1)
Exchange differences	(267)	(43)	(310)
Closing balance as of March 31, 2024	28,552	4,340	32,892
Accumulated depreciation and impairment
Opening balance as of April 1, 2023	(23,797)	(3,056)	(26,853)
Depreciation charge for the year	(3,153)	(697)	(3,850)
Impairment charge for the year	(1,233)	—	(1,233)
Disposals	5,818	998	6,816
Exchange differences	234	39	273
Closing balance as of March 31, 2024	(22,131)	(2,716)	(24,847)

Net book value as of March 31, 2024	6,421	1,624	8,045